Financial Instruments and Fair Value Disclosures - Measured on a Recurring Basis (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Total	$ 1,275,286	$ 2,553,296
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Interest rate swaps - asset	(87,295)	0
Interest rate swaps - liability	$ 1,362,581	$ 2,553,296